Related parties - Associate Balances (Details) - Associates - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 25.4	$ 17.4
Trade and other payables	$ 0.5	$ 0.4